OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Material income and expense [abstract]
Schedule of Operating Expenses
Sales and marketing expenses

	Year ended December 31,
	2025	2024	2023
People costs	32,729	25,838	22,334
Employees' bonuses related to acquisition (Note 5)	2,263	—	368
Restructuring costs	399	—	—
External marketing expenses	11,476	6,564	6,083
External content	3,245	3,195	3,666
Amortization of acquired intangible assets	7,241	3,301	521
Share-based payment expense	1,411	931	359
Software and subscriptions	2,372	785	855
Hosting and website content	588	526	647
Other	1,279	757	498
Total sales and marketing expenses	63,003	41,897	35,331
Technology expenses

	Year ended December 31,
	2025	2024	2023
People costs	12,831	9,543	7,541
Employees' bonuses related to acquisition (Note 5)	1,251	—	—
Software and subscriptions	2,397	1,569	1,131
Amortization of internally developed intangibles	2,031	1,278	885
Amortization of acquired technology and software	3,320	—	—
Share-based payment expense	318	183	42
Hosting costs	1,143	437	307
Consultancy fees	1,054	559	14
Other	444	380	367
Total technology expenses	24,789	13,949	10,287
General and administrative expenses

	Year ended December 31,
	2025	2024	2023
People costs	13,528	13,108	10,802
Share-based payment and related expenses	5,208	3,839	3,386
Legal and consultancy fees	5,479	3,771	4,096
Secondary offering related costs	—	—	733
Acquisition related costs	1,482	2,151	821
Employees’ bonuses related to offering	—	—	201
Restructuring costs	63	—	—
Insurance	433	417	581
Short-term leases	83	317	567
Amortization of right-of-use assets	1,221	847	436
Depreciation of property and equipment	606	376	246
Software and subscriptions	1,937	1,240	959
Other	2,129	1,579	1,463
Total general and administrative expenses	32,169	27,645	24,291